Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Major classifications of property and equipment
Major classifications of property and equipment were as follows:

	September 30,
	2012			2011
	Carrying Amount	Accumulated Depreciation	Net Book Value	Carrying Amount	Accumulated Depreciation	Net Book Value
	(in thousands)
Land	$4	$—	$4	$4	$—	$4
Buildings and improvements	106,229	(62,028)	44,201	88,263	(53,094)	35,169
Furniture and equipment	106,597	(64,157)	42,440	85,654	(52,562)	33,092
Capital lease equipment	1,600	(116)	1,484	—	—	—
Software	38,059	(25,947)	12,112	28,653	(23,238)	5,415
Construction in progress	7,890	—	7,890	4,818	—	4,818
Total	$260,379	$(152,248)	$108,131	$207,392	$(128,894)	$78,498